UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of February 28, 2018 (Unaudited)

Deutsche Health and Wellness Fund

	Shares	Value ($)
Common Stocks 98.1%
Health Care 98.1%
Biotechnology 24.9%
ACADIA Pharmaceuticals, Inc.*	25,791	642,583
Acceleron Pharma, Inc.*	33,978	1,424,697
Alexion Pharmaceuticals, Inc.*	16,730	1,964,938
Alkermes PLC*	29,082	1,660,001
Alnylam Pharmaceuticals, Inc.*	5,927	712,188
Amgen, Inc.	48,002	8,821,327
Amicus Therapeutics, Inc.*	72,503	997,641
Arena Pharmaceuticals, Inc.*	24,967	967,971
Array BioPharma, Inc.*	76,805	1,330,263
Avexis, Inc.*	7,231	894,692
Biogen, Inc.*	21,578	6,235,826
BioMarin Pharmaceutical, Inc.*	41,840	3,396,153
Bluebird Bio, Inc.*	8,912	1,791,312
Blueprint Medicines Corp.*	8,834	764,671
Celgene Corp.*	54,940	4,786,373
Clovis Oncology, Inc.*	21,353	1,239,969
Cytokinetics, Inc.*	20,041	155,318
DBV Technologies SA (ADR)*	6,400	136,704
Dermira, Inc.*	17,641	453,550
Exelixis, Inc.*	33,251	857,876
Galapagos NV (ADR)*	13,189	1,374,426
Gilead Sciences, Inc.	72,626	5,717,845
Global Blood Therapeutics, Inc.*	11,510	675,061
Incyte Corp.*	30,324	2,582,392
Ligand Pharmaceuticals, Inc.*	10,364	1,574,188
Loxo Oncology, Inc.*	14,258	1,585,775
Medicines Co.* (a)	18,100	554,222
MorphoSys AG*	9,050	902,302
Neurocrine Biosciences, Inc.*	19,870	1,677,624
Portola Pharmaceuticals, Inc.*	9,927	420,111
Prothena Corp. PLC*	11,200	377,328
Regeneron Pharmaceuticals, Inc.*	6,276	2,011,081
REGENXBIO, Inc.*	17,894	509,084
Sage Therapeutics, Inc.*	7,858	1,267,967
Sarepta Therapeutics, Inc.* (a)	23,687	1,486,833
Seattle Genetics, Inc.* (a)	20,798	1,123,092
Spark Therapeutics, Inc.* (a)	10,899	622,333
TESARO, Inc.*	17,722	978,786
Ultragenyx Pharmaceutical, Inc.*	10,900	521,129
Vertex Pharmaceuticals, Inc.*	36,745	6,100,772
Zogenix, Inc.*	21,200	898,880
		72,195,284
Health Care Services 20.1%
Aetna, Inc.	26,055	4,613,298
Anthem, Inc.	19,031	4,479,517
athenahealth, Inc.*	12,381	1,730,121
Centene Corp.*	28,769	2,917,752
Cerner Corp.*	18,142	1,163,991
Cigna Corp.	22,881	4,482,159
Express Scripts Holding Co.*	11,752	886,688
HCA Healthcare, Inc.	26,354	2,615,635
Humana, Inc.	19,106	5,193,393
IQVIA Holdings, Inc.*	8,530	838,755
McKesson Corp.	14,163	2,113,544
Quest Diagnostics, Inc.	29,057	2,994,324
Thermo Fisher Scientific, Inc.	24,624	5,136,074
UnitedHealth Group, Inc.	74,153	16,770,442
Universal Health Services, Inc. "B"	8,435	963,277
WellCare Health Plans, Inc.*	7,655	1,484,381
		58,383,351
Medical Supply & Specialty 21.7%
Abbott Laboratories	108,303	6,533,920
Agilent Technologies, Inc.	43,312	2,970,770
Align Technology, Inc.*	2,657	697,516
Baxter International, Inc.	57,406	3,891,553
Becton, Dickinson & Co.	19,926	4,423,971
Boston Scientific Corp.*	200,213	5,457,806
Cardiovascular Systems, Inc.*	57,162	1,359,312
Danaher Corp.	19,963	1,951,982
DexCom, Inc.*	5,600	314,384
Edwards Lifesciences Corp.*	19,330	2,583,841
Exact Sciences Corp.*	17,039	760,110
Hologic, Inc.*	37,901	1,471,696
IDEXX Laboratories, Inc.*	8,574	1,605,310
Illumina, Inc.*	11,605	2,646,172
Integra LifeSciences Holdings Corp.*	30,591	1,613,063
Intuitive Surgical, Inc.*	10,897	4,647,026
K2M Group Holdings, Inc.*	50,865	1,053,414
Medtronic PLC	110,802	8,851,972
Nevro Corp.*	8,934	724,726
Stryker Corp.	33,892	5,495,927
Teleflex, Inc.	6,957	1,738,067
Wright Medical Group NV*	24,200	492,470
Zimmer Biomet Holdings, Inc.	13,510	1,570,537
		62,855,545
Pharmaceuticals 31.4%
AbbVie, Inc.	56,385	6,531,075
Adamas Pharmaceuticals, Inc.* (a)	9,104	222,593
Allergan PLC	27,024	4,167,641
AmerisourceBergen Corp.	14,935	1,421,215
AstraZeneca PLC (ADR)	155,092	5,147,503
Avadel Pharmaceuticals PLC (ADR)* (a)	57,483	477,684
Bayer AG (Registered)	30,459	3,561,090
Bristol-Myers Squibb Co.	122,625	8,117,775
Eli Lilly & Co.	74,573	5,743,612
GlaxoSmithKline PLC (ADR)	41,254	1,497,933
Jazz Pharmaceuticals PLC*	10,252	1,484,490
Johnson & Johnson	88,531	11,498,406
Merck & Co., Inc.	104,028	5,640,398
Mirati Therapeutics, Inc.*	23,384	634,876
Mylan NV*	39,171	1,579,375
Nektar Therapeutics*	11,000	952,160
Novartis AG (Registered)	67,052	5,602,656
Novo Nordisk AS (ADR)	49,825	2,564,991
Pacira Pharmaceuticals, Inc.*	22,045	690,009
Pfizer, Inc.	227,369	8,255,768
Roche Holding AG (Genusschein)	17,483	4,053,025
Sanofi (ADR)	90,994	3,571,514
Shire PLC (ADR)	11,919	1,525,632
Takeda Pharmaceutical Co., Ltd.	15,400	882,186
UCB SA	17,834	1,479,636
Zoetis, Inc.	46,714	3,777,294
		91,080,537
Total Common Stocks (Cost $154,318,227)		284,514,717
Securities Lending Collateral 0.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.32% (b) (c) (Cost $1,974,218)	1,974,218	1,974,218
Cash Equivalents 1.8%
Deutsche Central Cash Management Government Fund, 1.41% (b) (Cost $5,374,582)	5,374,582	5,374,582
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,667,027)	100.6	291,863,517
Other Assets and Liabilities, Net	(0.6)	(1,748,667)
Net Assets	100.0	290,114,850

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gains Distri- butions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Securities Lending Collateral 0.7% Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.32% (b) (c)
11,398,924	—	9,424,706	—	—	9,960	—	1,974,218	1,974,218
Cash Equivalents 1.8% Deutsche Central Cash Management Government Fund, 1.41% (b)
7,738,161	41,969,208	44,332,787	—	—	61,089	—	5,374,582	5,374,582
19,137,085	41,969,208	53,757,493	—	—	71,049	—	7,348,800	7,348,800

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2018 amounted to $1,897,976, which is 0.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$71,292,982	$902,302	$—	$72,195,284
Health Care Services	58,383,351	—	—	58,383,351
Medical Supply & Specialty	62,855,545	—	—	62,855,545
Pharmaceuticals	75,501,944	15,578,593	—	91,080,537
Short-Term Investments (d)	7,348,800	—	—	7,348,800
Total	$275,382,622	$16,480,895	$—	$291,863,517

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended February 28, 2018, the amount of transfers between Level 1 and Level 2was $14,864,906.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018